INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAXES AT STATUTORY TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Income (loss) before tax	$(47,588,970)	$(18,466,962)	$(1,658,404)
Income tax rate	27% and 23%	27% and 23%	27% and 23%
Expected income expense (recovery)	(12,851,939)	(4,889,258)	(460,055)
Permanent differences	8,738,305	971	(216,957)
Prior years reassessment of tax expense	-	-	-
Change in unrecognized deferred assets	1,907	(20,073)	43,428
Change in valuation allowance	4,085,102	4,600,864	542,633
Other	27,912	335,655	97,231
Total income tax expense	$1,287	$28,159	$6,280

Current income tax	$1,287	$28,159	$6,280
Deferred income tax	-	-	-
Total income tax expense	$1,287	$28,159	$6,280

SCHEDULE OF TEMPORARY DIFFERENCES OF DEFERRED TAX ASSETS AND LIABILITIES

Temporary differences that give rise to the following deferred tax assets and liabilities at are:

	December 31, 2024	December 31, 2023
Deferred tax assets
Non-capital loss carry forwards – Canada	9,330,761	5,245,659
Non-capital loss carry forwards – Israel	-	-
	$9,330,761	$5,245,659
Valuation allowance	(9,330,761)	(5,245,659)
	$-	$-